Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation	Description of Business and Basis of Presentation
Velo3D, Inc., a Delaware corporation (“Velo3D” ), formerly known as JAWS Spitfire Acquisition Corporation (“JAWS Spitfire”), produces metal additive three dimensional printers (“3D Printers”) which enable the production of components for space rockets, jet engines, fuel delivery systems and other high value metal parts, which it sells or leases to customers for use in their businesses. The Company also provides support services (“Support Services”) for an incremental fee. Velo3D’s subsidiary, Velo3D US, Inc., formerly known as Velo3D, Inc. (“Legacy Velo3D”), was founded in June 2014 as a Delaware corporation headquartered in Campbell, California. The first commercially developed 3D Printer was delivered in the fourth quarter of 2018.
Unless otherwise stated herein or unless the context otherwise requires, references in these notes to the “Company” refer to (i) Legacy Velo3D prior to the consummation of the Merger (as defined below); and (ii) Velo3D and its consolidated subsidiary following the consummation of the Merger.
On September 29, 2021 (the “Closing Date” or the “Reverse Recapitalization Date”), JAWS Spitfire completed the previously announced merger with Legacy Velo3D, with Legacy Velo3D surviving as a wholly-owned subsidiary of JAWS Spitfire (the “Merger” or the “Reverse Recapitalization”). In connection with the Merger, JAWS Spitfire was renamed “Velo3D, Inc.”, and Legacy Velo3D was renamed “Velo3D US, Inc.”
See Note 3, Reverse Recapitalization, for further details of the Merger.
Accordingly, all historical financial information presented in the consolidated financial statements of Velo3D for periods prior to the closing date represent the accounts of Legacy Velo3D. The shares and Net loss per share attributable to common stockholders, basic and diluted, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio (the “Exchange Ratio”) established in the Merger (0.8149 shares of Velo3D common stock for 1 share of Legacy Velo3D common stock, par value $0.00001 (the “Common Stock”). All fractional shares were rounded.
Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the requirements of the U.S. Securities and Exchange Commission (the “SEC”). Intercompany balances and transactions have been eliminated in consolidation. These consolidated financial statements, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for the fair statement of the Company’s financial information.
Financial Condition and Liquidity and Capital Resources
The consolidated financial statements have been prepared on the basis of continuity of operations, the realization of assets and satisfaction of liabilities in the ordinary course of business. On September 29, 2021, the Company consummated the Merger, which resulted in the Company receiving approximately $278.3 million in total net proceeds, including $155.0 million from the PIPE Financing (as defined in Note 3, Reverse Recapitalization). Since inception, the Company has not achieved profitable operations or generated positive cash flows from operations. The Company’s operating plan may change as a result of many factors currently unknown and there can be no assurance that the current operating plan will be achieved in the time frame anticipated by the Company, and it may need to seek additional funds sooner than planned. If adequate funds are not available to the Company on a timely basis, it may be required to delay, limit, reduce, or terminate certain commercial efforts, or pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of the Company’s stockholders. The Company has incurred net operating losses and negative cash flows from operations in every year since inception and expects this to continue for the foreseeable future. As of December 31, 2021, the Company had an accumulated deficit of $229.9 million.
As of March 28, 2022, the issuance date of the consolidated financial statements, the Company believes that the cash and cash equivalents on hand and cash the Company obtained from the Merger and the PIPE Financing, together with cash the Company expects to generate from future operations, will be sufficient to meet the
Company’s working capital and capital expenditure requirements for a period of at least twelve months from the date of issuance of these consolidated financial statements.